Consolidated Statements of Equity (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Common Stock, Shares Beginning Balance	183,513	183,521	183,528
Purchase of treasury stock, Shares	69	8	8
Reissuance of treasury stock, Shares	0	0	1
Common Stock, Shares Ending Balance	183,444	183,513	183,521